Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Goodwill and other intangible assets	Note 23: Goodwill and other intangible assets

	Goodwill £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Acquired value of in-force business £m	Capitalised software enhancements £m	Total £m
Cost[1]:
At 1 January 2024	3,142	591	1,002	682	834	8,918	15,169
Exchange and other adjustments	–	–	–	3	–	(5)	(2)
Additions and acquisitions	–	–	–	–	–	1,259	1,259
Disposals and write-offs[2]	(50)	–	–	(423)	–	(216)	(689)
At 31 December 2024	3,092	591	1,002	262	834	9,956	15,737
Exchange and other adjustments	–	–	–	3	–	(47)	(44)
Additions and acquisitions	262	–	–	296	–	1,252	1,810
Disposals and write-offs	–	–	–	–	–	(269)	(269)
At 31 December 2025	3,354	591	1,002	561	834	10,892	17,234
Accumulated amortisation:
At 1 January 2024	344	205	762	483	680	4,389	6,863
Exchange and other adjustments	–	–	–	3	–	(12)	(9)
Charge for the year[3]	–	1	70	13	17	1,221	1,322
Disposals and write-offs	–	–	–	(422)	–	(205)	(627)
At 31 December 2024	344	206	832	77	697	5,393	7,549
Exchange and other adjustments	–	–	–	5	–	(19)	(14)
Charge for the year[3]	–	1	71	18	15	1,270	1,375
Disposals and write-offs	–	–	–	–	–	(269)	(269)
At 31 December 2025	344	207	903	100	712	6,375	8,641
Balance sheet amount at 31 December 2025	3,010	384	99	461	122	4,517	8,593
Balance sheet amount at 31 December 2024	2,748	385	170	185	137	4,563	8,188
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS Accounting Standards, cost is included net of amounts amortised up to 31 December 2003.
2Disposals and write-offs includes goodwill of £50 million in 2024 that was classified as disposal group assets and presented within other assets in note 24.
3The charge for the year is recognised in operating expenses (note 10).
Note 23: Goodwill and other intangible assets continued
Goodwill
On 9 October 2025, LBG Equity Investments Limited, a wholly owned subsidiary of the Group, acquired 49.9% of the ordinary share capital of Schroders Personal Wealth Limited (SPW) in exchange for its stake in Cazenove Capital, bringing the Group’s ownership of SPW to 100%.
Goodwill of £262 million was recognised on the transaction. None of the goodwill is deductible for tax purposes.
The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash-generating unit; of the total balance of £3,010 million (2024: £2,748 million), £2,383 million, or
79% (2024: £2,121 million, 77%) has been allocated to the Life and pensions cash-generating unit; £302 million, or 10% (2024: £302 million,
11%) has been allocated to the Credit card cash-generating unit in the Group’s Retail division; and £310 million, or 10% (2024: £310 million,
11%) to the Motor business cash-generating units, both in the Group’s Retail division. Management believes that any reasonably possible change in the key assumptions (listed below) would not cause the recoverable amount of the goodwill to fall below its balance sheet carrying value.
The recoverable amount of the goodwill relating to the Life and pensions business, is based on a value-in-use calculation. The calculation uses pre-tax projections of future cash flows based upon budgets and plans approved by management covering a three-year period, the related run-off of existing business in-force and a discount rate (pre-tax) of 11.0%. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in sales volumes, product mix and margins having regard to expected market conditions and competitor activity. The discount rate is determined with reference to internal measures and available industry information. New business cash flows beyond the plan period have been extrapolated using a reducing balance growth rate that falls from 3.5% to 2.0% after
20 years, which does not exceed the long-term average growth rate for the life assurance market.
The recoverable amount of the goodwill relating to the Motor business is based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a three-year period and a discount rate (post-tax) of
10.5%, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0%. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in sales volumes having regard to expected market conditions and competitor activity. The cash flows beyond the plan period are extrapolated using a growth rate of 3.5%, which does not exceed the long-
term average growth rates for the markets in which the Motor business participates.
The recoverable amount of the goodwill relating to Credit cards has been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a three-year period and a discount rate (post-tax) of
10.5%, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0%. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in credit card volumes having regard to expected market conditions and competitor activity. The cash flows beyond the plan period are extrapolated using a growth rate of 3.5%, which does not exceed the long-
term average growth rates for the markets in which the Cards business participates.
Other intangible assets
The brand arising from the acquisition of Bank of Scotland in 2009 is recognised on the Group’s balance sheet and has been determined to have an indefinite useful life. The carrying value at 31 December 2025 was £380 million (2024: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections for a three-year period of the income generated by the Bank of Scotland cash-generating unit, a discount rate of 10.5% and a future growth rate of 3.5%. Management believes that any reasonably possible change in the key assumptions would not cause the recoverable amount of the Bank of Scotland brand to fall below its balance sheet carrying value.